Other information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current assets	€ 36,433	€ 37,971
Non-current assets	78,172	86,560
Net borrowings	(24,707)	(27,239)
Non-controlling interest	(49)	(49)
Disposal Of Consolidated Subsidiaries And Businesses [Member]
Statement Line Items [Line Items]
Current assets	166	6,526	€ 44
Non-current assets	814	8,615	125
Net borrowings	(252)	(5,415)	(77)
Current and non-current liabilities	(205)	(6,334)	(45)
Net effect of disposals	523	3,392	47
Reclassification of foreign currency translation differences among other items of comprehensive income		7	(34)
Fair value of share capital held after the sale of control		(1,006)
Gain on disposal	2,148	11	66
Non-controlling interest		(1,872)
Selling price	2,671	532	79
Cash and cash equivalents	(9)	(894)	(6)
Disposal of consolidated subsidiaries and businesses net of cash and cash equivalent	€ 2,662	€ (362)	€ 73